AMERICAN INDEPENDENCE FUNDS TRUST
1345 Avenue of the Americas, 2nd Floor
New York, NY  10105
(212) 488-1331

May 14, 2015	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
 Washington, DC 20549

RE:	The American Independence Funds Trust (the “Registrant” or “Trust”)
“Sticker” Supplement Pursuant to Rule 497(e) of the Securities Act of 1933, as amended
SEC File Numbers: 811-21757; 333-124214

Dear Sir/Madam:

The interactive data file included as an exhibit to this filing mirrors the risk/return summary information in a supplement, dated April 2, 2015, to the Prospectus, dated March 1, 2015, for the American Independence JAForlines Risk-Managed Allocation Fund, formerly the American Independence Risk-Managed Allocation Fund, a series of the Registrant. Such supplement (accession number: 0001324443-15-000059) is incorporated by reference into this Rule 497 Document (the “Supplement”). The changes announced in the Supplement were effective April 30, 2015.

The purpose of this filing is to submit an exhibit containing interactive data format risk/return summary information for the JAForlines Risk-Managed Allocation Fund using the eXtensible Business Reporting Language (XBRL).

Sincerely,

/s/ Susan L. Silva

Susan L. Silva
Treasurer and Secretary